Information about financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Financial Assets

	Carrying amount			Fair value
	December 31,			December 31,
	2016	2017	2018	2016	2017	2018
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$15,285	$20,926	$15,884	$15,285	$20,926	$15,884
Deposits and other receivables
Deposits	332	402	394	332	402	394
Other financial assets
Long-term investments	310	353	337	310	353	337
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	72	—	—	72	—
Cash, cash equivalents and short-term investments	20,547	3,295	12,086	20,547	3,295	12,086
Total financial assets	$36,474	$25,048	$28,701	$36,474	$25,048	$28,701
Total current	$35,832	$24,293	$27,970	$35,832	$24,293	$27,970
Total non-current	$642	$755	$731	$642	$755	$731
Financial liabilities:
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	7,712	7,413	10,295	7,712	7,413	10,295
Convertible debt and accrued expenses	16,338	17,063	19,723	16,115	16,309	19,708
Venture debt	—	—	12,634	—	—	12,634
Government loans	1,852	2,071	1,431	1,852	2,071	1,431
Research project financing	3,306	4,004	4,688	3,306	4,004	4,688
Trade and other payables (current and non current)	18,358	13,023	9,412	18,358	13,023	9,412
Financial instruments at fair value through other comprehensive income:
Cash flow hedges	150	—	—	150	—	—
Total financial liabilities	$47,716	$43,574	$58,183	$47,493	$42,820	$58,168
Total current	$26,431	$21,935	$21,160	$26,431	$21,935	$21,160
Total non-current	$21,285	$21,639	$37,023	$21,062	$20,885	$37,008
As at December 31, 2016, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$310	—	$310	—
Liabilities measured at fair value (on a recurring basis)

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(150)	—	$(150)	—
As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$353	—	$353	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	72	—	72	—

There were no liabilities measured at fair value.

As at December 31, 2018, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2018	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—

There were no liabilities measured at fair value.

Disclosure of Financial Liabilities

	Carrying amount			Fair value
	December 31,			December 31,
	2016	2017	2018	2016	2017	2018
	(in thousands)
Financial assets:
Trade and other receivables
Trade receivables	$15,285	$20,926	$15,884	$15,285	$20,926	$15,884
Deposits and other receivables
Deposits	332	402	394	332	402	394
Other financial assets
Long-term investments	310	353	337	310	353	337
Financial instruments at fair value through other comprehensive income
Cash flow hedges	—	72	—	—	72	—
Cash, cash equivalents and short-term investments	20,547	3,295	12,086	20,547	3,295	12,086
Total financial assets	$36,474	$25,048	$28,701	$36,474	$25,048	$28,701
Total current	$35,832	$24,293	$27,970	$35,832	$24,293	$27,970
Total non-current	$642	$755	$731	$642	$755	$731
Financial liabilities:
Interest-bearing loans and borrowings:
Interest-bearing receivables financing	7,712	7,413	10,295	7,712	7,413	10,295
Convertible debt and accrued expenses	16,338	17,063	19,723	16,115	16,309	19,708
Venture debt	—	—	12,634	—	—	12,634
Government loans	1,852	2,071	1,431	1,852	2,071	1,431
Research project financing	3,306	4,004	4,688	3,306	4,004	4,688
Trade and other payables (current and non current)	18,358	13,023	9,412	18,358	13,023	9,412
Financial instruments at fair value through other comprehensive income:
Cash flow hedges	150	—	—	150	—	—
Total financial liabilities	$47,716	$43,574	$58,183	$47,493	$42,820	$58,168
Total current	$26,431	$21,935	$21,160	$26,431	$21,935	$21,160
Total non-current	$21,285	$21,639	$37,023	$21,062	$20,885	$37,008
As at December 31, 2016, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$310	—	$310	—
Liabilities measured at fair value (on a recurring basis)

	At December 31,
	2016	Level 1	Level 2	Level 3
	(in thousands)
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	$(150)	—	$(150)	—
As at December 31, 2017, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2017	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$353	—	$353	—
Financial instruments at fair value through other comprehensive income:
Cash flow hedge	72	—	72	—

There were no liabilities measured at fair value.

As at December 31, 2018, the Company held the following financial instruments carried at fair value on the statement of financial position:
Assets measured at fair value

	At December 31,
	2018	Level 1	Level 2	Level 3
	(in thousands)
Long-term investments	$337	—	$337	—

There were no liabilities measured at fair value.

Schedule of Present Fair Values of Derivative Financial Instruments
The following tables present fair values of derivative financial instruments at December 31, 2016 and 2017. There was no derivative financial instrument outstanding at December 31, 2018.

	At December 31, 2016
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy U.S dollars, sell euros)	€5,750	$(142)
Options (buy euros, sell U.S. dollars)	1,500	(8)
Total	€7,250	$(150)

	At December 31, 2017
	Notional Amount	Fair value
	(in thousands)
Forward contracts (buy euros, sell U.S. dollars)	€2,250	$53
Options (buy euros, sell U.S. dollars)	3,000	19
Total	€5,250	$72

Summary of Customers Representing Company's Total Revenue
The following table summarizes customers representing a significant portion of the Company’s total revenue:

Customer	Customer Location	% of total revenues for the year ended December 31,			Trade receivables at December 31,
		2018	2017	2016	2018	2017	2016
A	Taiwan	32%	16%	Less than 10%	$5,881,000	$4,060,000	$—
B	China	13%	Less than 10%	Less than 10%	1,858,000	911,000	—
C	Taiwan	Less than 10%	17%	29%	$2,526,000	$5,352,000	$4,870,000
D	China	Less than 10%	Less than 10%	15%	$—	$667,600	$(100,000)

Schedule of Liquidity Risk

	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
	(in thousands)
At December 31, 2016
Research project financing	$1,376	$631	$742	$425	$19	$30	$3,223
Interest-bearing receivables financing	7,712	—	—	—	—	—	7,712
Government loans	167	376	373	370	368	198	1,852
Convertible debt and accrued interests	—	—	16,338	—	—	—	16,338
Trade payables	18,358	—	—	—	—	—	18,358
Other current liabilities	4,415	—	—	—	—	—	4,415
	$32,028	$1,007	$17,453	$795	$387	$228	$51,898
At December 31, 2017
Research project financing	$899	$1,246	$671	$291	$297	$441	$3,845
Interest-bearing receivables financing	7,413	—	—	—	—	—	7,413
Government loans	600	398	398	398	159	—	1,953
Convertible debt and accrued interests	—	11,861	5,202	—	—	—	17,063
Trade payables	13,023	—	—	—	—	—	13,023
Other current liabilities	5,138	—	—	—	—	—	5,138
	$27,073	$13,505	$6,271	$689	$456	$441	$48,435
At December 31, 2018
Research project financing	$238	$973	$2,043	$1,687	$375	$73	$5,389
Interest-bearing receivables financing	10,295	—	—	—	—	—	10,295
Government loans	499	487	475	234		—	1,695
Convertible debt and accrued interests	—	5,807	13,916	—	—	—	19,723
Venture debt	2,057	6,158	6,158	2,396	—	—	16,769
Trade payables	9,412	—	—	—	—	—	9,412
Other current liabilities	4,654	—	—	—	—	—	4,654
	$27,155	$13,425	$22,592	$4,317	$375	$73	$67,937

Schedule of Financial Liabilities

(in thousands)	January 1, 2018	Cash flows	Foreign exchange movement	Non-cash interest	Non-cash impact of amendment	Other(1)	December 31, 2018
Government grant advances and loans	$6,622	985	(250)	151	—	(1,146)	$6,362
Convertible debt and accrued interest	$17,063	3,202	—	4,435	(3,630)	(1,347)	$19,723
Venture debt	$—	13,595	(243)	101		(819)	$12,634
Interest-bearing financing of receivables	$7,413	2,882	—	—	—	—	$10,295
Total	$31,098	20,664	(493)	4,687	(3,630)	(3,312)	$49,014